UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811- 5484

Zenix Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2006

ITEM 1.                  SCHEDULE OF INVESTMENTS

Zenix Income Fund Inc.

Schedule of Investments (unaudited)

June 30, 2006

Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 96.0%
Aerospace & Defense — 0.9%
$175,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$168,875
		DRS Technologies Inc., Senior Subordinated Notes:
155,000	B+	6.625% due 2/1/16	150,738
300,000	B	7.625% due 2/1/18	300,000
240,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	225,000
		Total Aerospace & Defense	844,613
Airlines — 1.5%
135,000	B+	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C, 7.800% due 10/1/06	135,253
		Continental Airlines Inc., Pass-Through Certificates:
59,975	B+	Series 2000-2, Class C, 8.312% due 4/2/11	56,884
420,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	419,196
		United Airlines Inc., Pass-Through Certificates:
167,472	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (a)	170,926
397,660	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (a)	414,738
185,000	NR	Series 2001-1, Class C, 6.831% due 9/1/08 (a)	182,803
		Total Airlines	1,379,800
Auto Components — 1.4%
120,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	121,800
215,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	204,250
100,000	B-	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	110,734
150,000	B	Tenneco Automotive Inc., Senior Secured Notes, Series B, 10.250% due 7/15/13	165,187
		TRW Automotive Inc.:
95,000	BB-	Senior Notes, 9.375% due 2/15/13	101,412
49,000	BB-	Senior Subordinated Notes, 11.000% due 2/15/13	53,778
475,000	B-	Visteon Corp., Senior Notes, 8.250% due 8/1/10	446,500
		Total Auto Components	1,203,661
Automobiles — 2.0%
1,435,000	B+	Ford Motor Co., Notes, 7.450% due 7/16/31	1,043,962
		General Motors Corp., Senior Debentures:
250,000	B	8.250% due 7/15/23	198,125
660,000	B	8.375% due 7/15/33	534,600
		Total Automobiles	1,776,687
Beverages — 0.2%
155,000	B	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	155,388
Biotechnology — 0.0%
35,000	B	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (b)	33,600
Building Products — 1.8%
		Associated Materials Inc.:
700,000	CCC	Senior Discount Notes, step bond to yield 11.239% due 3/1/14	425,250
210,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	210,000
140,000	B	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	148,575
665,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	646,712
280,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 12.743% due 3/1/14	204,050
		Total Building Products	1,634,587

See Notes to Schedule of Investments.

Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 96.0% (continued)
Capital Markets — 0.3%
		E*TRADE Financial Corp., Senior Notes:
$45,000	B+	7.375% due 9/15/13	$45,225
215,000	B+	7.875% due 12/1/15	221,450
		Total Capital Markets	266,675
Chemicals — 2.2%
195,000	BB-	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	204,993
400,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	431,500
155,000	B	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	161,975
415,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	452,350
125,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	134,844
505,000	B-	Montell Finance Co. BV, 8.100% due 3/15/27 (b)	459,550
85,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	78,944
		Total Chemicals	1,924,156
Commercial Services & Supplies — 2.0%
400,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	390,000
275,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	311,438
335,000	B-	NationsRent Inc., Senior Subordinated Notes, 9.500% due 5/1/15	355,937
170,000	BB-	Quebecor World Capital Corp., Senior Notes, 8.750% due 3/15/16 (b)	155,975
515,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (b)	529,162
		Total Commercial Services & Supplies	1,742,512
Communications Equipment — 1.3%
1,075,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	919,125
350,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	281,750
		Total Communications Equipment	1,200,875
Computers & Peripherals — 0.7%
		SunGard Data Systems Inc.:
125,000	B-	Senior Notes, 9.125% due 8/15/13 (b)	130,313
495,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15 (b)	514,181
		Total Computers & Peripherals	644,494
Consumer Finance — 4.0%
		Ford Motor Credit Co.:
		Notes:
250,000	B+	7.875% due 6/15/10	230,812
210,000	B+	10.486% due 10/1/13	180,978
217,175	B+	Senior Notes, 10.486% due 6/15/11 (b)(c)	218,168
		General Motors Acceptance Corp.:
2,300,000	BB	Bonds, 8.000% due 11/1/31	2,216,478
820,000	BB	Notes, 6.875% due 8/28/12	773,522
		Total Consumer Finance	3,619,958
Containers & Packaging — 3.6%
187,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	203,362
430,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	427,850
450,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	447,750
375,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	388,125
		Owens-Brockway Glass Container Inc.:
250,000	B	Senior Notes, 6.750% due 12/1/14	233,125
600,000	BB-	Senior Secured Notes, 8.875% due 2/15/09	621,000
165,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	165,825

See Notes to Schedule of Investments.

Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
Containers & Packaging — 3.6% (continued)
$75,000	NR	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (a)	$79,500
125,000	CC	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	49,375
275,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)	282,811
315,000	CCC+	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	280,350
		Total Containers & Packaging	3,179,073
Diversified Consumer Services — 1.4%
220,000	CCC+	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (b)	218,900
		Hertz Corp.:
125,000	B	Senior Notes, 8.875% due 1/1/14 (b)	128,750
670,000	B	Senior Subordinated Notes, 10.500% due 1/1/16 (b)	713,550
220,000	BB	Service Corp. International, Debentures, 7.875% due 2/1/13	223,025
		Total Diversified Consumer Services	1,284,225
Diversified Financial Services — 2.9%
390,000	A-	Alamosa Delaware Inc., Senior Notes, 11.000% due 7/31/10	429,000
75,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	75,188
90,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	85,500
145,000	CCC+	CitiSteel USA Inc., Senior Secured Notes, 12.490% due 9/1/10 (c)	150,437
260,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	275,275
380,000	B+	H&E Equipment Services LLC/H&E Finance Corp., Senior Notes, 11.125% due 6/15/12	419,634
120,000	B	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Second Priority, Senior Secured Notes, 9.000% due 7/15/14	122,100
205,000	B-	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (b)	201,925
80,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	74,600
175,000	B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (b)	169,094
30,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	31,800
170,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	183,600
400,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	401,000
		Total Diversified Financial Services	2,619,153
Diversified Telecommunication Services — 6.5%
		Cincinnati Bell Inc.:
310,000	B-	7.000% due 2/15/15	293,725
35,000	B-	Senior Subordinated Notes, 8.375% due 1/15/14	34,650
285,000	BB+	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	289,988
730,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	768,325
300,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	314,250
		Intelsat Bermuda Ltd., Senior Notes:
315,000	B+	9.250% due 6/15/16 (b)	326,812
640,000	B	11.250% due 6/15/16 (b)	659,200
20,000	B	Intelsat Ltd., Notes, 7.625% due 4/15/12	16,600
210,000	B	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (b)	216,825
155,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	127,875
50,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	49,875
146,000	B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	148,920
		Qwest Communications International Inc., Senior Notes:
40,000	B	7.500% due 2/15/14	39,200
80,000	B	Series B, 7.500% due 2/15/14	78,400
875,000	BB	Qwest Corp., Notes, 8.875% due 3/15/12	927,500
220,000	A	Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	218,296

See Notes to Schedule of Investments.

Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
Diversified Telecommunication Services — 6.5% (continued)
$725,000	B-	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (b)	$616,250
670,000	B-	Wind Acquisition Finance SA, 10.750% due 12/1/15 (b)	715,225
		Total Diversified Telecommunication Services	5,841,916
Electric Utilities — 1.0%
133,497	B+	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	140,256
325,000	B-	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	316,875
395,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	448,325
		Total Electric Utilities	905,456
Electrical Equipment — 0.5%
440,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	446,045
Energy Equipment & Services — 1.4%
210,000	B+	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	245,983
88,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	84,480
300,000	B	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	315,000
50,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	50,500
510,000	B+	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	547,975
		Total Energy Equipment & Services	1,243,938
Food & Staples Retailing — 0.3%
245,000	BB+	Delhaize America Inc., 9.000% due 4/15/31	269,894
Food Products — 0.7%
195,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	183,788
		Dole Food Co. Inc., Senior Notes:
350,000	B	7.250% due 6/15/10	315,000
100,000	B	8.875% due 3/15/11	94,250
		Total Food Products	593,038
Health Care Providers & Services — 4.3%
400,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	421,500
		DaVita Inc.:
200,000	B	Senior Notes, 6.625% due 3/15/13	191,000
350,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	337,750
300,000	B	Extendicare Health Services Inc., Senior Subordinated Notes, 6.875% due 5/1/14	315,000
		HCA Inc.:
395,000	BB+	Debentures, 7.500% due 11/15/95	329,318
		Notes:
200,000	BB+	6.375% due 1/15/15	186,310
205,000	BB+	7.690% due 6/15/25	194,748
170,000	BB+	7.500% due 11/6/33	156,227
450,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	443,250
		Tenet Healthcare Corp., Senior Notes:
750,000	B	7.375% due 2/1/13	688,125
580,000	B	9.875% due 7/1/14	582,900
		Total Health Care Providers & Services	3,846,128
Hotels, Restaurants & Leisure — 5.3%
		Caesars Entertainment Inc., Senior Subordinated Notes:
200,000	BB+	8.875% due 9/15/08	210,500
100,000	BB+	7.875% due 3/15/10	104,250
455,000	BB+	8.125% due 5/15/11	481,731

See Notes to Schedule of Investments.

Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
Hotels, Restaurants & Leisure — 5.3% (continued)
$75,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	$75,563
160,000	CCC+	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	160,000
		Herbst Gaming Inc., Senior Subordinated Notes:
425,000	B-	8.125% due 6/1/12	430,312
50,000	B-	7.000% due 11/15/14	47,750
100,000	BB	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	103,583
430,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	459,025
450,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	426,937
170,000	B	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	178,288
375,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	349,687
475,000	BB	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	459,562
250,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	236,875
450,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	453,375
400,000	B	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (b)	415,500
35,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	37,013
125,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	117,188
		Total Hotels, Restaurants & Leisure	4,747,139
Household Durables — 3.2%
35,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	35,350
		Beazer Homes USA Inc., Senior Notes:
35,000	BB	6.875% due 7/15/15	32,025
190,000	BB	8.125% due 6/15/16 (b)	183,587
285,000	BBB-	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	296,505
300,000	B-	Interface Inc., Senior Notes, 10.375% due 2/1/10	329,625
		K Hovnanian Enterprises Inc., Senior Notes:
390,000	BB	7.500% due 5/15/16	363,675
300,000	BB	8.625% due 1/15/17	299,250
235,000	BB-	KB HOME, Senior Subordinated Notes, 9.500% due 2/15/11	245,869
90,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	92,025
170,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.214% due 9/1/12	138,550
335,000	BB+	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	352,932
400,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	402,000
125,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	124,844
		Total Household Durables	2,896,237
Household Products — 0.7%
		Nutro Products Inc.:
50,000	CCC	Senior Notes, 9.230% due 10/15/13 (b)(c)	51,187
105,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (b)	108,544
310,000	CCC	Spectrum Brands Inc., Senior Subordinated Notes, 8.500% due 10/1/13	266,600
210,000	B-	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (b)	203,700
		Total Household Products	630,031
Independent Power Producers & Energy Traders — 3.9%
165,000	NR	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	163,357
		AES Corp.:
		Senior Notes:
690,000	B	9.500% due 6/1/09	734,850
130,000	B	8.875% due 2/15/11	137,150
10,000	B	7.750% due 3/1/14	10,100
80,000	BB-	Senior Secured Notes, 9.000% due 5/15/15 (b)	86,400

See Notes to Schedule of Investments.

Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
Independent Power Producers & Energy Traders — 3.9% (continued)
$1,000,000	B-	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	$880,000
		Edison Mission Energy, Senior Notes:
125,000	B+	7.730% due 6/15/09	126,875
60,000	B+	7.500% due 6/15/13 (b)	59,100
290,000	B1(d)	7.750% due 6/15/16 (b)	286,375
		NRG Energy Inc., Senior Notes:
175,000	B-	7.250% due 2/1/14	171,062
880,000	B-	7.375% due 2/1/16	860,200
		Total Independent Power Producers & Energy Traders	3,515,469
Industrial Conglomerates — 0.8%
220,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (e)	198,000
200,000	B	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	200,000
250,000	CCC+	Park-Ohio Industries Inc., Senior Subordinated Notes, 8.375% due 11/15/14	221,250
100,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	106,000
		Total Industrial Conglomerates	725,250
Insurance — 0.9%
390,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	398,775
405,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	420,335
		Total Insurance	819,110
Internet & Catalog Retail — 0.2%
135,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	133,650
IT Services — 0.1%
100,000	B	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	100,500
Machinery — 1.0%
25,000	BB-	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	26,438
35,000	B+	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	33,687
275,000	B-	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (b)	299,750
275,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	297,000
225,000	B	Mueller Holdings Inc., Discount Notes, step bond to yield 15.005% due 4/15/14	190,125
		Total Machinery	847,000
Media — 11.7%
325,000	B-	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13 (b)	328,250
		AMC Entertainment Inc.:
55,000	B-	Senior Note, Series B, 8.625% due 8/15/12	56,788
520,000	CCC+	Senior Subordinated Notes, 11.000% due 2/1/16	559,000
437,746	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	435,557
490,000	CCC-	CCH I Holdings LLC, Senior Accreting Notes, 13.500% due 1/15/14	328,300
1,008,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	887,040
200,000	CCC-	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	201,500
140,000	CCC-	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Notes, 9.625% due 11/15/09	108,500
		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Notes:
150,000	CCC-	8.625% due 4/1/09	116,250
50,000	CCC-	10.750% due 10/1/09	39,750
70,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (b)	65,450
		CSC Holdings Inc.:
295,000	B+	Senior Debentures, 7.625% due 7/15/18	293,525
		Senior Notes:
175,000	B+	7.875% due 12/15/07	177,625
130,000	B+	7.250% due 4/15/12 (b)	126,100

See Notes to Schedule of Investments.

Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
Media — 11.7% (continued)
		Series B:
$225,000	B+	8.125% due 7/15/09	$230,062
125,000	B+	7.625% due 4/1/11	125,625
114,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	128,535
244,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	265,654
550,000	BB-	EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16 (b)	532,125
475,000	BBB+	Historic TW Inc., Senior Notes, 6.625% due 5/15/29	457,709
225,000	CCC+	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	186,750
165,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	174,900
265,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (b)	280,900
190,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	176,700
370,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	395,900
525,000	B	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes, 11.000% due 7/15/13	555,844
285,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	275,025
170,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16 (b)	167,450
		R.H. Donnelley Corp.:
		Senior Discount Notes:
125,000	B	Series A-1, 6.875% due 1/15/13 (b)	115,625
200,000	B	Series A-2, 6.875% due 1/15/13 (b)	185,000
325,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16 (b)	329,469
75,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	82,687
265,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	275,931
		Rainbow National Services LLC:
450,000	B+	Senior Notes, 8.750% due 9/1/12 (b)	474,750
80,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (b)	89,000
320,000	BB+	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15	306,400
480,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	489,600
100,000	CCC	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	102,250
		XM Satellite Radio Inc., Senior Notes:
95,000	CCC	9.649% due 5/1/13 (b)(c)	87,637
305,000	CCC	9.750% due 5/1/14 (b)	280,600
		Total Media	10,495,763
Metals & Mining — 1.2%
375,000	B+	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	406,875
30,000	B	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	32,850
370,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (b)	407,000
225,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (b)	232,875
		Total Metals & Mining	1,079,600
Multi-Utilities — 0.1%
105,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	111,658
Multiline Retail — 0.8%
450,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (b)	480,375
209,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	224,675
		Total Multiline Retail	705,050

See Notes to Schedule of Investments.

Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 96.0% (continued)
Oil, Gas & Consumable Fuels — 8.7%
$195,000	B-	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior Notes, 10.000% due 6/1/12	$209,625
310,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	316,200
		Chesapeake Energy Corp., Senior Notes:
625,000	BB	6.625% due 1/15/16	584,375
275,000	BB	6.250% due 1/15/18	252,313
198,000	BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	209,880
		Compagnie Generale de Geophysique SA:
20,000	BB-	7.500% due 5/15/15	19,650
60,000	BB-	Senior Notes, 7.500% due 5/15/15 (b)	58,950
1,425,000	B	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	1,394,719
265,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	255,725
200,000	B	Inergy L.P./Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	187,000
530,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (b)	531,987
160,000	BB+	Kerr-McGee Corp., 6.950% due 7/1/24	161,631
165,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (b)	159,638
125,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	125,313
220,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (b)	220,000
405,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	426,262
		Pogo Producing Co., Senior Subordinated Notes:
20,000	B+	7.875% due 5/1/13 (b)	20,150
345,000	B+	6.875% due 10/1/17	321,281
90,000	B+	Series B, 8.250% due 4/15/11	92,813
20,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14 (b)	19,350
400,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	424,000
215,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	227,510
170,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	161,500
		Williams Cos. Inc.:
		Notes:
600,000	BB-	7.875% due 9/1/21	612,000
505,000	BB-	8.750% due 3/15/32	551,712
275,000	BB-	Senior Notes, 7.625% due 7/15/19	280,500
		Total Oil, Gas & Consumable Fuels	7,824,084
Paper & Forest Products — 1.9%
195,000	B+	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	165,750
465,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	471,975
400,000	B+	Bowater Inc., Debentures, 9.500% due 10/15/12	401,000
160,000	B+	Domtar Inc., Notes, 5.375% due 12/1/13	130,400
420,000	CCC+	NewPage Corp., Senior Subordinated Notes, 12.000% due 5/1/13	436,800
90,000	BB+	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (b)	89,291
		Total Paper & Forest Products	1,695,216
Personal Products — 0.6%
490,000	B	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	509,600
Pharmaceuticals — 0.9%
350,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	332,938
450,000	BB-	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	429,750
		Total Pharmaceuticals	762,688
Real Estate Investment Trusts (REITs) — 0.6%
15,000	BB-	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	15,188
		Host Marriott LP, Senior Notes:

See Notes to Schedule of Investments.

Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
Real Estate Investment Trusts (REITs) — 0.6% (continued)
$215,000	BB	Series I, 9.500% due 1/15/07	$221,450
200,000	BB	Series O, 6.375% due 3/15/15	189,000
75,000	BB+	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	72,281
		Total Real Estate Investment Trusts (REITs)	497,919
Real Estate Management & Development — 0.2%
230,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	213,900
Road & Rail — 0.7%
210,000	BB-	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes, 7.576% due 5/15/14 (b)(c)	210,525
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
80,000	B-	10.250% due 6/15/07	82,800
315,000	B-	9.375% due 5/1/12	337,050
20,000	B-	12.500% due 6/15/12	22,150
		Total Road & Rail	652,525
Semiconductors & Semiconductor Equipment — 0.4%
41,000	CCC	Amkor Technology Inc., Senior Subordinated Notes, 10.500% due 5/1/09	42,128
405,000	B-	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	338,175
		Total Semiconductors & Semiconductor Equipment	380,303
Software — 0.5%
155,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (b)	150,738
315,000	B-	UGS Capital Corp. II, Senior Notes, 10.380% due 6/1/11 (b)(c)(f)	313,425
		Total Software	464,163
Specialty Retail — 1.9%
145,000	B	Asbury Automotive Group Inc., Senior Subordinated Notes, 9.000% due 6/15/12	144,275
		AutoNation Inc., Senior Notes:
80,000	BB+	7.045% due 4/15/13 (b)(c)	80,000
100,000	BB+	7.000% due 4/15/14 (b)	99,000
200,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	187,500
165,000	B	Brookstone Co. Inc., Senior Notes, 12.000% due 10/15/12 (b)	146,025
70,000	CCC+	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (b)	80,325
300,000	BBB-	Gap Inc., Notes, 9.550% due 12/15/08	322,823
425,000	CCC+	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	410,125
245,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	230,300
		Total Specialty Retail	1,700,373
Textiles, Apparel & Luxury Goods — 1.1%
		Levi Strauss & Co., Senior Notes:
155,000	B-	12.250% due 12/15/12	172,050
250,000	B-	9.750% due 1/15/15	251,250
200,000	B	Russell Corp., Senior Notes, 9.250% due 5/1/10	210,250
575,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.006% due 12/15/14	385,250
		Total Textiles, Apparel & Luxury Goods	1,018,800
Thrifts & Mortgage Finance — 1.2%
1,000,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,055,000
Trading Companies & Distributors — 0.3%
260,000	B-	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (b)	260,000
Wireless Telecommunication Services — 6.2%
50,000	BB-	American Tower Corp., Senior Notes, 7.500% due 5/1/12	50,750

See Notes to Schedule of Investments.

Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
Wireless Telecommunication Services — 6.2% (continued)
$200,000	CCC	Centennial Communications Corp., Senior Notes, 10.740% due 1/1/13 (c)	$205,000
450,000	A-	IWO Holdings Inc., Senior Secured Notes, 8.818% due 1/15/12 (c)	468,000
		New Cingular Wireless Services Inc.:
700,000	A	Notes, 8.125% due 5/1/12	771,204
775,000	A	Senior Notes, 7.875% due 3/1/11	835,584
1,100,000	A-	Nextel Communications Inc., Senior Notes, Series E, 6.875% due 10/31/13	1,107,665
110,000	B+	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	113,025
325,000	CCC	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	335,969
		Sprint Capital Corp.:
900,000	A-	Notes, 8.750% due 3/15/32	1,088,408
600,000	A-	Senior Notes, 6.875% due 11/15/28	606,168
		Total Wireless Telecommunication Services	5,581,773
		TOTAL CORPORATE BONDS & NOTES (Cost — $84,185,210)	86,078,673
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
1,723,537	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (a)(e)(g) (Cost — $1,890,211)	0
SOVEREIGN BOND — 0.2%
Brazil — 0.2%
180,000	BB	Federative Republic of Brazil, Collective Action Securities, Notes, 8.000% due 1/15/18 (Cost — $187,500)	189,900

Shares
COMMON STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
821,807	Home Interiors of Gifts Inc. (e)(g)*	8,218
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
6,729	Aurora Foods Inc. (e)(g)*	0
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
369	Outsourcing Solutions Inc. (g)*	1,567
INFORMATION TECHNOLOGY — 0.1%
Communications Equipment — 0.1%
2,601	Motorola Inc.	52,410
Semiconductors & Semiconductor Equipment — 0.0%
287	Freescale Semiconductor Inc., Class B Shares *	8,438
	TOTAL INFORMATION TECHNOLOGY	60,848
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
870	McLeodUSA Inc., Class A Shares (g)*	0
	TOTAL COMMON STOCKS (Cost — $593,018)	70,633
CONVERTIBLE PREFERRED STOCKS — 0.3%
TELECOMMUNICATION SERVICES — 0.3%
Wireless Telecommunication Services — 0.3%
4,800	Crown Castle International Corp., 6.250% due 8/15/12 (Cost — $141,600)	267,600

See Notes to Schedule of Investments.

Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2006

Shares	Security	Value
PREFERRED STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
1,500	Ford Motor Co., 7.400%	$24,060
900	Ford Motor Co., Series F, 7.550%	14,049
	TOTAL CONSUMER DISCRETIONARY	38,109
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
375	Chesapeake Energy Corp., 6.250%	97,363
FINANCIALS — 0.2%
Diversified Financial Services — 0.2%
500	Preferred Plus, Series FRD-1, 7.400%	7,835
10,000	Saturns, Series F 2003-5, 8.125%	178,300
	TOTAL FINANCIALS	186,135
	TOTAL PREFERRED STOCKS (Cost — $322,478)	321,607

Face Amount
LOAN PARTICIPATION — 1.1%
Telecommunications — 1.1%
$1,000,000	UPC Broadband Holding B.V. Term Loan, (Toronto Dominion), 7.107% due 3/15/13(h)(i)(j) (Cost — $1,000,000)	999,821

Warrants
WARRANTS(e)(g) — 0.0%
325	Cybernet Internet Services International Inc., Expires 7/1/09*	0
265	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(b)*	0
335	Merrill Corp., Class B Shares, Expires 5/1/09(b)*	0
60	Pliant Corp., Expires 6/1/10(b)*	1
1,300	RSL Communications Ltd., Class A Shares, Expires 11/15/06*	0
	TOTAL WARRANTS (Cost — $64,601)	1
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $88,384,618)	87,928,235

Face Amount
SHORT-TERM INVESTMENT — 1.4%
Repurchase Agreement — 1.4%
$1,202,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement, dated 6/30/06, 5.150% due 7/3/06; Proceeds at maturity - $1,202,516; (Fully collateralized by U.S. government agency obligation, 4.750% due 8/03/07; Market value - $1,227,935) (Cost — $1,202,000)	1,202,000
	TOTAL INVESTMENTS — 99.4% (Cost — $89,586,618#)	89,130,235
	Other Assets in Excess of Liabilities — 0.6%	556,974
	TOTAL NET ASSETS — 100.0%	$89,687,209

*                    Non-income producing security.

‡                     All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)             Security is currently in default.

(b)            Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)             Variable rate security.  Interest rate disclosed is that which is in effect at June 30, 2006.

(d)            Rating by Moody’s Investors Service.

See Notes to Schedule of Investments.

Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2006

(e)             Illiquid security.

(f)               Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)            Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(h)            The maturity date shown represents the latest maturity date.

(i)                Interest rate represents the effective rate on the loan/debt security.

(j)                Participation interest was acquired through the financial institution indicated parenthetically.

#                    Aggregate cost for federal income tax purposes is substantially the same.

See page 13 and 14 for definition of ratings.

See Notes to Schedule of Investments.

Bond Ratings(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA        — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA           — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A              — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB         — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

CCC,

CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C”  are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D              — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa           — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa             — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A              — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa           — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba             — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings(unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B              — Bonds rated “B” generally lack characteristics of desirable investments.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa           — Bonds rated “Caa” are of poor standing.  These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca             — Bonds rated “Ca” represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked short-comings.

C                —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR            — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Rating Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Zenix Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high current income by investing in a diversified portfolio of high-yield, lower rate fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk.  The Fund invests in high yield instruments that are subject to certain credit and market risks.  The yields of high yield obligations reflect, among other things, perceived credit and market risks.  The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,944,576
Gross unrealized depreciation	(4,400,959)
Net unrealized depreciation	$(456,383)

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zenix Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 28, 2006

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	August 28, 2006